Share-Based Compensation (Details 4) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Share-Based Compensation.
Unrecognized compensation expense	$ 4,762
Period over which unrecognized compensation costs are expected to be recognized	1 year 4 months 10 days